Related Parties	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Related Parties

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In October 2020, the Sponsors purchased an aggregate of 7,906,250 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 1,031,250 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On October 4, 2021, all outstanding shares of Class B Common Stock were converted into shares of Class A Common Stock on a one-for-one basis at the direction of the holders. The transfer restrictions and agreement to waive redemption rights and rights to liquidating distributions apply to the shares of Class A Common Stock received upon conversion of the Class B Common Stock.

Promissory Notes—Related Parties

On October 22, 2020 and October 27, 2020, the Sponsors issued unsecured promissory notes to the Company (the “Promissory Notes”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Notes are non-interest bearing and payable on the earlier of (i) March 31, 2021 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Notes of $275,000 as of December 31, 2020 was repaid at the closing of the Initial Public Offering on February 12, 2021. Borrowings under the Promissory Note are no longer available.

On August 19, 2021, our Sponsor committed to provide us with an aggregate of $300,000 in loans. The loans, if issued, would have been non-interest bearing, unsecured and would be repaid upon the consummation of an initial business combination. If the Company had not consummated an initial business combination, all amounts loaned to the Company would have been forgiven except to the extent that the Company had funds available outside of the Trust Account to repay such loans. On October 27, 2021, the sponsor committed to provide up to an additional $600,000 in working capital loans as needed by the Company in order to finance transaction costs in connection with a Business Combination. The total commitment provided by the sponsor will total $900,000, none of which had been borrowed as of December 2, 2021.

Advances from Related Party and Due to Sponsor

As of December 2, 2021, the Sponsor advanced the Company an aggregate of $150,000 in working capital loans to pay for certain operating costs. The advances are non-interest bearing and are due on demand.

Related Party Loans

In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 2, 2021 and December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

Administrative Services Agreement

The Company agreed, commencing on February 9, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of up to $10,000 per month for office space, administrative and support services. For the year ended December 2, 2021, the Company incurred and paid $99,745 of such fees. As of December 2, 2021, $20,000 remained unpaid in the accrued expenses line item on the balance sheet.

P3 Health Partners Inc.
Related Party Transaction [Line Items]
Related Parties

Note 24: Related Parties

Intercompany Transactions

BACC entered an agreement (“Services Agreement”) with P3 NV, collectively the “Parties”, under which P3 NV provides BACC with certain management, administrative, and other non-medical support services in connection with BACC’s medical practice.

The Company and its subsidiaries have “Deficit Funding Agreements” with the Network, whereby the Company or its subsidiaries provide loans (“Advances”) from time to time principally for the purpose of working capital support.  Net Advances made to the Network and accrued interest expense were as follows:

Successor
June 30, 2022
Balance at Beginning of Period	$25,882,296
Advanced During Period	2,223,912
Interest Accrued During period	437,236
Balance at End of Period	$28,543,444

Advances, in most cases, have been constructively made by P3 Health Group Holdings, LLC on P3 NV’s behalf, and were therefore deemed Advances made by P3 NV. P3 NV’s Advances to BACC include all years prior, for which balances have, historically, not been settled periodically between the Parties and, thus have carried forward one year to the next. However, all transactions related to these Services and Deficit Funding Agreements (including accrued interest) have been eliminated in consolidation.

There were no advances transacted between P3 NV and KWA during the periods ended June 30, 2022 or December 31, 2021.

Atrio Health Plans

Successor
Three Months Ended
June 30, 2022
Revenue Earned from Capitation	$42,935,126
Management Fees	572,250
Claims Paid	50,247,316

Successor
Six Months Ended
June 30, 2022
(Unaudited)
Revenue Earned from Capitation	$87,599,807
Management Fees	1,145,634
Claims Paid	97,505,664

Atrio Health Plans was established in 2004 and has since grown to serve Medicare beneficiaries in numerous counties throughout Oregon. Atrio works closely with local providers to improve healthcare outcomes of the population(s) served. In 2019,

Chicago Pacific Founders (“CPF”) made an equity investment in Atrio. CPF is also a principal holder of shares of Class V common stock and Common Units of P3 LLC. Beginning in 2020, the Company has a Full-Risk capitation agreement in place with Atrio whereby the Company is delegated to perform services on behalf of Atrio’s members assigned to the Company. These delegated services include but are not limited to provider network credentialing, patient authorizations and medical management (care management, quality management and utilization management).

Note 27: Related Parties

Intercompany Transactions

BACC entered an agreement (“Services Agreement”) with P3-NV, collectively the “Parties”, under which P3-NV provides BACC with certain management, administrative, and other non-medical support services in connection with BACC’s medical practice.

The Company and its subsidiaries have “Deficit Funding Agreements” with the Network, whereby the Company or its subsidiaries provide loans (“Advances”) from time to time principally for the purpose of working capital support. Interest accrues monthly on each Advance from the date of disbursement. Net Advances made to the Network and accrued interest expense were as follows:

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended
	through December 31,	through December 2,	December 31, 2020
	2021	2021	(As Restated)
Balance at Beginning of Period	$23,639,987	$19,354,258	$14,400,045
Advanced During Period	470,165	2,862,350	3,772,573
Interest Accrued During period	679	1,423,379	1,181,640
Balance at End of Period	$24,110,831	$23,639,987	$19,354,258

Advances, in most cases, have been constructively made by P3 Health Group Holdings, LLC on P3-NV’s behalf, and were therefore deemed Advances made by P3-NV. P3-NV’s Advances to BACC include all years prior, for which balances have, historically, not been settled periodically between the Parties and, thus have carried forward one year to the next. All transactions related to these Services and Deficit Funding Agreements (including accrued interest) have been eliminated in consolidation.

There were no advances transacted between P3-NV and KWA during 2021 or 2020.

Atrio Health Plans

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended	Year Ended
	through December 31,	through December 2,	December 31,	December 31,
	2021	2021	2020	2019
Revenue Earned from Capitation	$11,483,345	$142,904,723	$146,469,571	$—
Management Fees	180,768	2,022,076	2,230,984	—
Claims Paid	14,684,345	146,216,160	148,905,784	—

Atrio Health Plans was established in 2004 and has since grown to serve Medicare beneficiaries in numerous counties throughout Oregon. Atrio works closely with local providers to improve healthcare outcomes of the population(s) served. In 2019, Chicago Pacific Founders (“CPF”) made an equity investment in Atrio. CPF is also a principal holder of shares of Class V common stock and Common Units of P3 LLC. Beginning in 2020, the Company has a Full-Risk capitation agreement in place with Atrio whereby the Company is delegated to perform services on behalf of Atrio’s members assigned to the Company. These delegated services include but are not limited to provider network credentialing, patient authorizations and medical management (care management, quality management and utilization management).